COMMITMENTS AND CONTINGENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Aggregate contract limit for the bonds	$ 1,697.4	$ 778.6